CONDENSED BALANCE SHEETS (Parenthetical)	Dec. 31, 2019 $ / shares shares
Stockholders' Equity
Common stock, shares par value | $ / shares	$ 0.00
Common stock, shares issued	100,074,000
Common stock, shares outstanding	100,074,000